Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities
Net income (loss)	$ (1,881,635)	$ 864,722	$ 2,932,363
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	804,395	871,445	644,668
Amortization of operating lease right-of-use assets	37,335	73,422	10,744
Amortization of intangible assets - land use rights	101,315	100,689
Allowance for current expected credit losses	(4,935)	52,914	7,296
(Gain) loss on disposals of property and equipment	105,954	(339,117)
Share-based compensation	1,968,000
Change in inventory reserve	(4,299)	10,877	27,538
Deferred tax provision (benefit)	(31,223)	(25,129)	15,602
Changes in operating assets and liabilities:
Accounts receivable	45,396	1,155,718	(2,879,161)
Notes receivable	(385,084)	57,678	534,838
Inventories	(389,778)	179,264	104,149
Prepaid expense and other current assets	(1,070,397)	(134,308)	165,028
Other non-current assets		2,118	82,236
Due from related parties		117,210	1,482
Due to related parties	(10,417)	(138,951)	20,726
Accounts payable	39,274	(1,557,271)	523,898
Accrued expenses and other payables	261,255	(310,147)	255,432
Income tax payable	810	(96,217)	46,185
Net cash (used in) provided by operating activities	(414,034)	884,917	2,493,024
Cash flows from investing activities
Purchase of property and equipment	(32,506)	(302,393)	(5,100,448)
Purchase of intangible assets		(561,395)	(4,431,596)
Prepayments for purchase of Yingxuan Assets	(277,944)	(1,776,529)	(3,624,454)
Security deposit received for sales of properties			1,485,906
Proceeds from sale of property and equipment	2,779	738,607
Deposit for Investment in Joint Venture	(33,350,376)
Loans made of related parties		(351,924)
Repayment of loan from related parties	346,238
Net cash used in investing activities	(33,311,809)	(2,253,634)	(11,670,592)
Cash flows from financing activities
Proceeds from financing liabilities			135,217
Payments for financing liabilities	(44,763)	(235,969)	(278,320)
Payments for finance leases	(45,235)	(307,637)	(581,549)
Advances from related parties	1,064,327	4,566,368	1,640,143
Repayments to related parties	(1,041,097)	(5,127,251)	(1,153,063)
Payments of offering costs		(229,723)	(133,854)
Borrowings from short term loans	7,172,270	1,765,312	6,689,550
Repayments of short term loans	(6,866,531)	(1,883,941)	(5,878,245)
Borrowings from long term loans	416,916	4,660,425	10,401,343
Repayments of long term loans	(147,310)	(11,199,141)
Proceeds from initial public offering, net of costs		7,228,964
Proceeds from exercised of option, net of costs		1,144,687
Proceeds from private placement	33,000,000
Net cash provided by financing activities	33,508,577	382,094	10,841,222
Effect of exchange rate changes on cash, cash equivalents and restricted cash	326,383	(311,747)	(81,077)
Net change in cash, cash equivalents and restricted cash	109,117	(1,298,370)	1,582,577
Cash, cash equivalents and restricted cash, beginning of the year	815,669	2,114,039	531,462
Cash, cash equivalents and restricted cash, end of the year	924,786	815,669	2,114,039
Cash, cash equivalents	775,686	2,085,033	484,389
Restricted cash	39,983	29,006	47,073
Cash, cash equivalents and restricted cash, beginning of the year	815,669	2,114,039	531,462
Cash and cash equivalents	909,716	775,686	2,085,033
Restricted cash	15,070	39,983	29,006
Cash, cash equivalents and restricted cash, end of the year	924,786	815,669	2,114,039
Supplemental disclosure of cash flow information:
Cash paid for interest expense	599,524	650,803	371,214
Cash paid for income taxes	38,805	374,487	72,524
Non-cash investing and financing activities
Property, plant and equipment transferred from construction in progress	795,566
Property, plant and equipment acquired in exchange of notes receivable	87,477
Property, plant and equipment acquired and applied from prepaid expenses	80,654
Right-of-use assets obtained in exchange for lease obligations			151,048
Right-of-use assets transferred to property and equipment upon exercise of purchase option	626,414	508,617	107,998
Property and equipment acquired on credit as liabilities			189,010
Property and equipment acquired by prepayments for purchase of Yingxuan Assets			3,447,831
Security deposits applied to payments of long-term payable			$ 86,788